UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

]

	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2013 (Unaudited)
Shares				Value

	COMMODITY TRADING ADVISORS - 25.3%
350	Xplor Global CTA Fund (SPC), Ltd Class 4X Lead Series * +			$ 291,333
50	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 10/12/2012 * +			43,658
90	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 10/22/2012 * +			83,323
20	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 11/28/2012 * +			18,267
570	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/05/2012 * +			524,097
364	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/20/2012 * +			327,040
315	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/24/2012 * +			288,567
210	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/15/2013 * +			200,939
1,000	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/22/2013 * +			948,882
220	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/30/2013 * +			218,673
86	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 1/31/2013 * +			84,583
90	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 2/12/2013 * +			91,994
130	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 2/21/2013 * +			135,235
80	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 2/22/2013 * +			82,880
31	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/4/2013 * +			30,853
147	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/6/2013 * +			148,692
120	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/7/2013 * +			121,062
124	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/8/2013 * +			129,420
27	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/11/2013 * +			28,489
64	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/15/2013 * +			65,959
73	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/18/2013 * +			73,514
44	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/21/2013 * +			44,511
27	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/22/2013 * +			27,527
28	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/25/2013 * +			28,549
45	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/26/2013 * +			46,131
	TOTAL COMMODITY TRADING ADVISORS ( Cost - $4,305,000)			4,084,178

Principal ($)		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 31.9%
	ASSET BACKED SECURITIES - 0.4%
70,000	CNH Equipment Trust	0.4400	7/15/2016	69,956

	AUTOMOBILE - 1.3%
35,000	Capital Auto Receivable Asset Trust	0.6200	7/20/2016	35,014
85,000	CarMax Auto Owner Trust	0.8400	3/15/2017	85,452
60,000	Ford Credit Auto Lease Trust	0.6000	3/15/2016	59,981
25,000	Santander Drive Auto Receivables Trust	0.4800	2/16/2016	25,000
				205,447

	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2013 (Unaudited) (Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	BANKS - 8.3%
50,000	Bank of America Corp.	0.5650	10/14/2016	$ 48,814
70,000	Bank of America Corp.	1.3541	3/22/2018	69,950
50,000	Bank of America Corp.	2.0000	1/11/2018	49,788
50,000	BNP Paribas SA	3.2500	3/11/2015	51,867
100,000	Capital One Financial Corp.	2.1250	7/15/2014	101,563
105,000	Citigroup Inc.	1.0844	4/1/2016	104,945
210,000	Citigroup Inc.	1.2500	1/15/2016	209,720
30,000	Citigroup Inc.	5.1250	5/5/2014	31,350
40,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	3.3750	1/19/2017	42,793
40,000	Deutsche Bank AG	4.8750	5/20/2013	40,230
130,000	Goldman Sachs Group, Inc.	3.6250	2/7/2016	138,031
30,000	JPMorgan Chase & Co.	1.2010	1/25/2018	30,197
100,000	JPMorgan Chase & Co.	4.6500	6/1/2014	104,545
90,000	Morgan Stanley	1.5381	2/25/2016	90,383
115,000	Morgan Stanley	4.7500	4/1/2014	118,891
100,000	Wells Fargo & Co.	3.6250	4/15/2015	105,619
				1,338,686
	BEVERAGES - 2.4%
255,000	Anheuser-Busch InBev Worldwide, Inc.	1.3750	7/15/2017	257,418
70,000	Coca-Cola Co.	1.1500	4/1/2018	69,946
50,000	Dr Pepper Snapple Group, Inc.	2.9000	1/15/2016	52,628
				379,992
	COMPUTERS - 0.6%
100,000	International Business Machines Corp.	1.2500	2/8/2018	100,446

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
100,000	American Express Credit Corp.	2.8000	9/19/2016	105,882
50,000	Caterpillar Financial Services Corp.	0.5266	2/26/2016	50,044
100,000	General Electric Capital Corp.	0.5050	1/8/2016	99,330
65,000	General Electric Capital Corp.	2.1000	1/7/2014	65,824
55,000	PACCAR Financial Corp.	0.8000	2/8/2016	54,916
100,000	SLM Corp.	3.8750	9/10/2015	104,129
				480,125
	ELECTRIC - 0.5%
70,000	Georgia Power Co.	0.6001	3/15/2016	77,041

	FOOD - 0.9%
100,000	General Mills, Inc.	0.6005	1/29/2016	100,008
50,000	Kellogg Co.	1.1250	5/15/2015	50,409
				150,417
	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2013 (Unaudited) (Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	HEALTHCARE-PRODUCTS - 0.4%
55,000	Medtronic, Inc.	1.3750	4/1/2018	$ 54,973

	INSURANCE - 3.3%
170,000	American International Group, Inc.	3.8000	3/22/2017	183,785
85,000	Berkshire Hathaway, Inc.	2.2000	8/15/2016	89,065
110,000	MetLife, Inc.	6.7500	6/1/2016	129,191
120,000	Prudential Financial, Inc.	3.8750	1/14/2015	126,299
				528,340
	INTERNET - 0.9%
45,000	eBay, Inc.	1.3500	7/15/2017	45,435
100,000	Google, Inc.	1.2500	5/19/2014	101,043
				146,478
	LEISURE TIME - 0.4%
60,000	Carnival Corp.	1.2000	2/15/2016	60,040

	MEDIA - 2.7%
115,000	COX Communications, Inc.	5.4500	12/15/2014	124,149
80,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	1.7500	1/15/2018	79,111
150,000	NBCUniversal Media LLC	2.1000	4/1/2014	152,275
80,000	Time Warner Cable, Inc.	3.5000	2/1/2015	83,863
				439,398
	METAL FABRICATE/HARDWARE - 0.4%
70,000	Precision Castparts Corp.	1.2500	1/15/2018	70,013

	MINING - 1.0%
75,000	Barrick Gold Corp.	1.7500	5/30/2014	75,891
80,000	BHP Biliton Finance USA Ltd.	1.1250	11/21/2014	80,880
				156,771
	MUNICIPAL - 0.3%
50,000	State of California	1.0500	2/1/2016	50,197

	OIL & GAS - 0.6%
100,000	BP Capital Markets PLC	1.8460	5/5/2017	102,470

	PHARMACEUTICALS - 0.4%
65,000	Teva Pharmaceutical Finance Co. BV	2.4000	11/10/2016	67,932

	PIPELINES - 0.5%
30,000	Enterprise Products Operating LLC	5.6000	10/15/2014	32,111
55,000	TransCanada PipeLines Ltd.	0.7500	1/15/2016	54,901
				87,012
	Taylor Xplor Managed Futures Strategy Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS
	March 31, 2013 (Unaudited) (Continued)
Principal ($)		Coupon Rate (%)	Maturity	Value
	REGIONAL - 1.6%
250,000	Province of Ontario Canada	0.9500	5/26/2015	$ 252,315

	RETAIL - 0.4%
70,000	Walgreen Co.	1.0000	3/13/2015	70,307

	TELECOMMUNICATIONS - 1.6%
45,000	AT&T, Inc.	0.6770	2/12/2016	45,185
30,000	Rogers Communications, Inc.	6.3750	3/1/2014	31,535
85,000	Verizon Communications, Inc.	2.0000	11/1/2016	87,666
50,000	Vondafone Group PLC	0.6751	2/19/2016	49,951
50,000	Vondafone Group PLC	1.5000	2/19/2018	49,871
				264,208

	TOTAL BONDS & NOTES ( Cost - $5,143,917)			5,152,564

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.7%
205,000	Federal National Mortgage Association	0.5000	3/30/2016	205,341
100,000	Federal National Mortgage Association	0.5500	2/26/2016	100,146
640,000	Federal National Mortgage Association	0.6250	10/30/2014	643,585
60,000	Federal National Mortgage Association	0.6250	2/22/2016	60,037
125,000	Federal National Mortgage Association	1.2500	2/27/2014	126,207
215,000	United States Treasury Note/Bond	0.2500	5/31/2014	215,143
555,000	United States Treasury Note/Bond	0.3750	11/15/2014	556,301
155,000	United States Treasury Note/Bond	0.3750	11/15/2015	155,224
900,000	United States Treasury Note/Bond	0.5000	10/15/2014	903,762
430,000	United States Treasury Note/Bond	0.7500	9/15/2013	431,226
300,000	United States Treasury Note/Bond	1.2500	4/15/2014	303,316
685,000	United States Treasury Note/Bond	1.2500	10/31/2015	701,322
570,000	United States Treasury Note/Bond	0.2500	2/28/2014	570,467
150,000	United States Treasury Note/Bond	0.2500	2/15/2015	149,672
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS ( Cost - $5,120,136)			5,121,749
Shares
	SHORT-TERM INVESTMENT - 10.9%
	MONEY MARKET FUND - 10.9%
1,771,210	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.10% (a) (Cost $1,771,210)			1,771,210

	TOTAL INVESTMENTS ( Cost - $16,340,263) (b) - 99.8%			$ 16,129,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			31,611
	NET ASSETS - 100.0%			$ 16,161,312

* Non-income producing investment.
+ All or a portion of this investment is a holding of TXMFS Fund Limited.
PLC - Public Limited Company.
(a) Money market fund; interest rate reflects the seven-day effective yield on March 31, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $16,340,263 and differs from market value by by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 13,895
		Unrealized depreciation:		(224,457)
		Net unrealized depreciation:		$ (210,562)

Taylor Xplor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Taylor Xplor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)(Continued)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 4,084,178	$ -	$ 4,084,178
Bonds & Notes	-	5,152,564	-	$ 5,152,564
U.S. Government & Agency Obligations	-	5,121,749	-	$ 5,121,749
Short-Term Investment	1,771,210	-	-	$ 1,771,210
Total	$ 1,771,210	$ 14,358,491	$ -	$ 16,129,701

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes TXMFS Fund Limited (“TXMFS”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the TXMFS is as follows:
	Inception Date of CFC	CFC Net Assets at March 31, 2013	% of Fund Net Assets at March 31, 2013
TXMFS-CFC	10/4/12	$4,084,178	25.27%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/28/13

By (Signature and Title)

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

5/28/13